UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.

2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices)         (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

2041 W. 141st Terrace

Suite 119

Leawood, KS 66224

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/13

Item 1. Schedule of Investments.

LS Opportunity Fund

Schedule of Investments

February 28, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - Long - Domestic - 79.59%
Consumer Discretionary - 27.16%
Bright Horizons Family Solutions, Inc. (a)	6,475	$181,041
Cabela’s, Inc. (a)	10,924	552,645
CBS Corp. - Class B	13,023	565,068
HomeAway, Inc. (a)	3,148	92,866
KB Home	27,268	509,639
Lamar Advertising Co. - Class A (a)	22,941	1,060,792
Las Vegas Sands Corp.	14,795	761,795
Liberty Global, Inc. - Class A (a) (b)	18,795	1,294,788
Liberty Interactive Corp. - Class A (a) (b)	36,582	763,832
Liberty Media Corp. (a) (b)	14,693	1,586,844
Live Nation Entertainment, Inc. (a)	10,700	113,313
Lowe’s Companies, Inc. (b)	16,801	640,958
Madison Square Garden Co. / The - Class A (a)	15,085	843,553
Marriott Vacations Worldwide Corp. (a)	3,403	140,408
Norwegian Cruise Line Holdings, Ltd. (a)	6,717	208,093
PVH Corp.	6,649	810,181
Starz - Liberty Capital (a) (b)	8,779	162,938

		10,288,754

Energy - 8.06%
Anadarko Petroleum Corp. (b)	7,078	563,267
Phillips 66 (b)	16,360	1,030,026
Schlumberger Limited (b)	13,204	1,027,931
Williams Companies, Inc. / The	12,463	432,591

		3,053,815

Financials - 10.80%
American International Group, Inc. (a)	22,593	858,760
CapitalSource, Inc.	9,444	84,996
Citigroup, Inc. (b)	30,173	1,266,361
Ocwen Financial Corp. (a) (b)	44,074	1,737,397
Realogy Holdings Corp. (a)	3,236	145,135

		4,092,649

Health Care - 11.17%
AbbVie, Inc.	24,087	889,292
Brookdale Senior Living, Inc. (a) (b)	22,935	634,841
Celgene Corp. (a) (b)	10,540	1,087,517
DaVita HealthCare Partners, Inc. (a) (b)	12,708	1,520,131
UnitedHealth Group, Inc.	1,825	97,546

		4,229,327

Industrials - 9.90%
AGCO Corp.	11,894	612,303
Alliant Techsystems, Inc.	12,687	834,805
Cummins, Inc.	6,319	732,183
Iron Mountain, Inc.	13,984	482,448
Kirby Corp. (a)	7,958	604,649
Swift Transportation Co. (a)	35,843	484,956

		3,751,344

Information Technology - 5.78%
Apple, Inc.	1,265	558,371
QUALCOMM, Inc. (b)	17,669	1,159,616
Yahoo!, Inc. (a)	22,146	471,931

		2,189,918

Materials - 3.56%
Eagle Materials, Inc.	11,992	771,206
Ecolab, Inc.	3,160	241,898
Mosaic Co. / The	5,743	336,195

		1,349,299

Utilities - 3.16%
Edison International	7,411	355,950
ITC Holdings Corp. (b)	9,939	840,044

		1,195,994

TOTAL COMMON STOCKS - LONG - DOMESTIC (Cost $23,896,132)		30,151,100

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Investments - continued

February 28, 2013

(Unaudited)

	Shares	Fair Value
Common Stocks - Long - International - 7.05%
Consumer Discretionary - 2.29%
Burberry Group PLC (a)	26,240	$548,077
Imax Corp. (a)	12,492	321,044

		869,121

Consumer Staples - 2.32%
Coca-Cola Femsa S.A.B. de C.V. (c)	4,169	703,060
Fomento Economico Mexicano S.A.B. de C.V. (c)	1,560	174,314

		877,374

Financials - 1.36%
Home Loan Servicing Solutions Ltd.	22,808	514,548

Industrials - 1.08%
Chicago Bridge & Iron Co. N.V.	4,722	253,052
Ryanair Holdings PLC (c)	4,070	157,346

		410,398

TOTAL COMMON STOCKS - LONG - INTERNATIONAL (Cost $2,372,283)		2,671,441

TOTAL COMMON STOCKS - LONG - DOMESTIC & INTERNATIONAL (Cost $26,268,415)		32,822,541

Master Limited Partnerships - 0.25%
Williams Partners, LP	1,921	95,474

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $98,130)		95,474

TOTAL INVESTMENTS - LONG - (Cost $26,366,545) - 86.89%		32,918,015

TOTAL INVESTMENTS - SHORT (Proceeds Received $7,706,739) - (22.07%)		(8,361,423)

Cash & other assets less liabilities - 35.18%		13,329,779

TOTAL NET ASSETS - 100%		$37,886,371

(a) Non-income producing
(b) All or a portion of this security is held for collateral for securities sold short. The total fair value of this collateral on February 28, 2013 is $12,853,717.
(c) American Depositary Receipt

Tax Related - At February 28, 2013, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, was as follows:
Unrealized appreciation		5,504,301
Unrealized depreciation		(86,944)

Net unrealized appreciation (depreciation)		5,417,357

Aggregate cost of securities for income tax purposes		19,139,235

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Securities Sold Short

February 28, 2013

(Unaudited)

	Shares	Fair Value
Securities Sold Short - Domestic - (11.81%)
Consumer Discretionary - (2.44%)
Dick’s Sporting Goods, Inc.	(5,315)	$(265,750)
Family Dollar Stores, Inc.	(4,916)	(282,916)
Johnson Controls, Inc.	(1,321)	(41,572)
Kohl’s Corp.	(3,655)	(168,495)
Williams-Sonoma, Inc.	(3,621)	(164,393)

		(923,126)

Consumer Staples - (1.05%)
Estee Lauder Companies, Inc. / The - Class A	(6,221)	(398,766)

Energy - (0.28%)
ConocoPhillips	(1,836)	(106,396)

Financials - (3.11%)
Aflac, Inc.	(3,653)	(182,467)
First American Financial Corp.	(2,743)	(66,628)
Nationstar Mortgage Holdings, Inc.	(1,820)	(70,125)
PHH Corp.	(5,471)	(114,945)
Stewart Information Services Corp.	(4,363)	(101,003)
Walter Investment Management Corp.	(1,820)	(83,574)
Wells Fargo & Co.	(15,934)	(558,965)

		(1,177,707)

Health Care - (0.60%)
Abbott Laboratories	(3,478)	(117,522)
Laboratory Corp. of America Holdings	(1,249)	(110,661)

		(228,183)

Industrials - (3.24%)
Acuity Brands, Inc.	(3,476)	(236,820)
Emerson Electric Co.	(1,271)	(72,066)
General Dynamics Corp.	(6,131)	(416,724)
Huntington Ingalls Industries, Inc.	(2,292)	(110,108)
J.B. Hunt Transport Services, Inc.	(1,828)	(127,083)
Rockwell Collins, Inc.	(4,389)	(263,823)

		(1,226,624)

Information Technology - (0.54%)
Heartland Payment Systems, Inc.	(4,471)	(139,048)
Riverbed Technology, Inc.	(1,818)	(27,779)
Skyworks Solutions, Inc.	(1,829)	(38,958)

		(205,785)

Materials - (0.55%)
E. I. du Pont de Nemours and Co.	(3,468)	(166,117)
Greif, Inc. - Class A	(800)	(40,696)

		(206,813)

TOTAL SECURITIES SOLD SHORT - DOMESTIC (Proceeds Received $4,391,179)		(4,473,400)

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Securities Sold Short - continued

February 28, 2013

(Unaudited)

	Shares	Fair Value
Securities Sold Short - International - (1.79%)
Consumer Discretionary - (0.39%)
Delphi Automotive PLC	(736)	$(30,802)
Tim Hortons, Inc.	(2,419)	(117,007)

		(147,809)

Energy - (0.49%)
Encana Corp.	(3,596)	(64,656)
Royal Dutch Shell PLC (a)	(1,836)	(120,533)

		(185,189)

Health Care (0.47%)
Fresenius Medical Care AG & Co. KGaA	(2,614)	(179,516)

Information Technology - (0.44%)
MercadoLibre, Inc.	(1,388)	(118,827)
Research in Motion Limited	(3,659)	(48,847)

		(167,674)

TOTAL SECURITIES SOLD SHORT - INTERNATIONAL (Proceeds Received $695,696)		(680,188)

TOTAL SECURITIES SOLD SHORT - DOMESTIC & INTERNATIONAL (Proceeds Received $5,086,875)		(5,153,588)

Investment Companies - (8.47%)
Powershares QQQ Trust, Series 1	(6,206)	(416,423)
SPDR Dow Jones Industrial Average ETF Trust	(7,482)	(1,049,575)
SPDR S&P 500 ETF Trust	(11,495)	(1,741,837)

TOTAL INVESTMENT COMPANIES (Proceeds Received - $2,619,864)		(3,207,835)

TOTAL SECURITIES SOLD SHORT - DOMESTIC, INTERNATIONAL, & INVESTMENT COMPANIES (PROCEEDS RECEIVED $7,706,739) - (22.07%)		$(8,361,423)

(a)	American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Related Notes to the Schedule of Investments

February 28, 2013

(Unaudited)

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The Last In, First Out method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions from Limited Partnerships are recognized on the ex-date. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short are not covered under the Advisor’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by a fund entering into offsetting commitments. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

LS Opportunity Fund

Related Notes to the Schedule of Investments - continued

February 28, 2013

(Unaudited)

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and master limited partnerships are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board. These securities are categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Fixed income securities that are valued using market quotations in an active market will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

LS Opportunity Fund

Related Notes to the Schedule of Investments - continued

February 28, 2013

(Unaudited)

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2013:

	Valuation Inputs
Investments	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$32,822,541	$—	$—	$32,822,541
Master Limited Partnerships	95,474	—	—	95,474

Total	$32,918,015	$—	$—	$32,918,015

*	Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$(5,153,588)	$—	$—	$(5,153,588)
Investment Companies	(3,207,835)	—	—	(3,207,835)

Total	$(8,361,423)	$—	$—	$(8,361,423)

*	Refer to the Schedule of Securities Sold Short for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all levels as of February 28, 2013.

LS Opportunity Fund

Related Notes to the Schedule of Investments - continued

February 28, 2013

(Unaudited)

Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. See Note 4 for additional disclosures.

Writing Options – The Fund may write covered call options on equity securities or futures contracts that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its Custodian or as otherwise required by the rules of the exchange the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

Call and put options purchased, as well as call options written, are represented on the Statement of Operations under net realized gain (loss) on options. Please see the chart below for additional information.

For the period ended February 28, 2013 :

Derivatives	Location of Gain (Loss) on Derivatives on Statements of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Risk:
Call Options Purchased	Net realized and unrealized gain (loss) on investments	39	39	$(6,964)	$—
Equity Risk:
Call Option Written	Net realized and unrealized gain (loss) on investments	150	150	$11,702	$—
Equity Risk:
Put Options Purchased	Net realized and unrealized gain (loss) on investments	150	150	$12,408	$—

Transactions in call options written during the six months ended February 28, 2013 were as follows:

	LS Opportunity Fund
	Number of contracts	Premiums Received
Written Options outstanding at May 31, 2012	—	$—
Options written	150	29,694
Options terminated in closing purchase transactions	(150)	(29,694)

Options outstanding at February 28, 2013	—	$—

Longview Tactical Allocation Fund

Schedule of Investments

February 28, 2013

(Unaudited)

	Shares	Fair Value
Exchange-Traded Funds (“ETFs”) - 72.95%
Consumer Discretionary Select Sector SPDR Fund	12,398	$631,430
Financial Select Sector SPDR Fund	37,187	654,119
Health Care Select Sector SPDR Fund	18,146	788,444
Industrial Select Sector SPDR Fund	7,411	303,629
iShares Russell 2000 Index Fund	17,952	1,623,938
PIMCO Total Return ETF	36,710	4,020,112
SPDR S&P 500 ETF Trust	36,499	5,530,694
ProShares Short VIX Short-Term Futures ETF (a)	5,470	432,786
ProShares VIX Mid-Term Futures ETF (a)	5,543	151,934
ProShares VIX Short-Term Futures ETF (a)	14,417	185,691
Vanguard MSCI European ETF	79,291	3,901,117

TOTAL EXCHANGE-TRADED FUNDS (Cost $17,560,181)		18,223,894

Money Market Securities - 24.66%
Fidelity Institutional Money Market Portfolio - Institutional Shares, 0.16% (b) (c)	6,161,448	6,161,448

TOTAL MONEY MARKET SECURITIES (Cost $6,161,448)		6,161,448

TOTAL INVESTMENTS - LONG (Cost $23,721,629) - 97.61%		$24,385,342

TOTAL INVESTMENTS - SHORT (Proceeds $221,117) - (0.92)%		(230,777)

Cash & other assets in excess of liabilities - 3.31%		826,554

TOTAL NET ASSETS - 100.00%		$24,981,119

(a)	Non-income producing.
(b)	All or a portion of this security is held as collateral for securities sold short.
(c)	Variable rate security; the rate shown represents the seven day yield at February 28, 2013.

See accompanying notes which are an integral part of these schedules of investments.

Longview Tactical Allocation Fund

Schedule of Securities Sold Short

February 28, 2013

(Unaudited)

	Shares	Fair Value
Exchange-Traded Funds - Short - (0.92)%
Energy Select Sector SPDR Fund	(1,200)	$(93,228)
Technology Select Sector SPDR Fund	(3,000)	(88,890)
Utilities Select Sector SPDR Fund	(1,300)	(48,659)

TOTAL EXCHANGE-TRADED FUNDS - SHORT - (Proceeds $221,117)		(230,777)

See accompanying notes which are an integral part of these schedules of investments.

Longview Tactical Allocation Fund

Schedule of Short Futures Contracts

February 28, 2013

(Unaudited)

Short Futures Contracts	Number of (Short) Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
COMEX Division Gold 100 oz. Futures Contracts April 2013 (a)	(40)	$(6,312,400)	$28,050
Japanese Yen Currency Futures Contracts March 2013 (b)	(70)	(9,441,250)	(115,800)
Japanese Yen E-Mini Currency Futures Contracts March 2013 (c)	(2)	(134,875)	6,931

Total Short Futures Contracts			$(80,819)

(a) COMEX Division Gold 100 oz. Futures contract has a multiplier of 100 troy oz.
(b) Japanese Yen Currency Futures contract has a multiplier of 12,500,000 Yen.
(c) Japanese Yen E-Mini Currency Futures contract has a multiplier of 6,250,000 Yen.

Tax Related (Excludes Short Futures Contracts)
Unrealized appreciation			$708,604
Unrealized depreciation			(929,694)

Net unrealized depreciation			$(221,090)

Aggregate cost of securities for income tax purposes			$24,375,655

See accompanying notes which are an integral part of these schedules of investments.

Longview Tactical Allocation Fund

Related Notes to the Schedule of Investments

February 28, 2013

(Unaudited)

Security Transactions and Related Income – The Longview Tactical Allocation Fund (the “Fund”) follows industry practice and records security transactions on the trade date. The first in, first out (“FIFO”) method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Futures Contracts – The Fund may enter into futures contracts and may short futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract. Cash held at the broker in the amount of $203,060 as of February 28, 2013, is held for collateral for futures transactions and is restricted from withdrawal.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investment. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Longview Tactical Allocation Fund

Related Notes to the Schedule of Investments - continued

February 28, 2013

(Unaudited)

Equity securities, including exchanged-traded funds, are generally valued by using market quotations, but may be valued on the basis of the prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Fund, in conformity with guidelines adopted by and subject to review by the Board of Trustee (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded and when the market is considered active will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Fund is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Fund’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

Longview Tactical Allocation Fund

Related Notes to the Schedule of Investments - continued

February 28, 2013

(Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2013:

	Valuation Inputs
Assets	Level 1—Quoted Prices in Active Markets	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Total
Exchange—Traded Funds	$18,223,894	$—	$—	$18,223,894
Money Market Securities	6,161,448	—	—	6,161,448

Total	$24,385,342	$—	$—	$24,385,342

	Valuation Inputs
Liabilities	Level 1—Quoted Prices in Active Markets	Level 2—Other Significant Observable Inputs	Level 3—Significant Unobservable Inputs	Total
Exchange—Traded Funds—Short	$(230,777)	$—	$—	$(230,777)
Short Futures Contracts*	(80,819)	—	—	(80,819)

Total	$(311,596)	$—	$—	$(311,596)

*	Reflects net depreciation of short futures contracts

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels for the period ended February 28, 2013.

Subsequent Event – The Board approved a change in the Fund’s name from the Longview Global Allocation Fund to the “Longview Tactical Allocation Fund,” effective March 1, 2013.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments (Unaudited)

February 28, 2013

Shares		Value
Common Stocks — 94.6%
Consumer Discretionary — 10.6%
828	Abercrombie & Fitch Co., Class A	$38,615
303	Amazon.com, Inc. *	80,123
2,045	Apollo Group, Inc., Class A *	34,497
1,846	AutoNation, Inc. *	80,788
116	AutoZone, Inc. *	44,026
1,430	Bed Bath & Beyond, Inc. *	81,149
2,637	Best Buy Co., Inc.	43,269
1,308	Big Lots, Inc. *	43,560
2,675	Cablevision Systems Corp.	37,420
1,063	CarMax, Inc. *	40,821
1,055	Carnival Corp.	37,750
977	CBS Corp., Class B	42,378
273	Chipotle Mexican Grill, Inc. *	86,574
783	Coach, Inc.	37,820
2,037	Comcast Corp., Class A	81,035
1,875	D.R. Horton, Inc.	41,816
895	Darden Restaurants, Inc.	41,420
3,375	DeVry, Inc.	101,168
764	DIRECTV *	36,815
1,194	Discovery Communications, Inc., Class A *	87,533
2,039	Dollar Tree, Inc. *	92,130
664	Expedia, Inc.	42,402
699	Family Dollar Stores, Inc.	40,253
2,945	Ford Motor Co.	37,143
1,770	GameStop Corp., Class A	44,367
2,053	Gannett Co., Inc.	41,199
2,465	Gap, Inc./The	81,135
626	Genuine Parts Co.	44,484
3,005	Goodyear Tire & Rubber Co./The *	39,010
1,950	H & R Block, Inc.	48,487
809	Harley-Davidson, Inc.	42,602
1,625	Harman International Industries, Inc.	68,996
2,100	Hasbro, Inc.	84,036
1,234	Home Depot, Inc./The	84,554
2,666	International Game Technology	42,499
3,427	Interpublic Group of Cos., Inc./The	43,796
2,150	JC Penney Co., Inc. *	37,772
1,341	Johnson Controls, Inc.	42,197
1,843	Kohl’s Corp.	84,949
1,412	Leggett & Platt, Inc.	43,194
965	Lennar Corp., Class A	37,245
1,716	Limited Brands, Inc.	78,125
1,102	Lowe’s Companies, Inc.	42,049
1,071	Macy’s, Inc.	44,026
2,058	Marriott International, Inc., Class A	81,204
1,078	Mattel, Inc.	43,924
441	McDonald’s Corp.	42,297
754	McGraw-Hill Cos., Inc./The	35,119
1,204	Meredith Corp.	50,590
816	Netflix, Inc. *	153,463
1,765	Newell Rubbermaid, Inc.	41,201
1,500	News Corp., Class A	43,190
769	NIKE, Inc., Class B	41,858
741	Nordstrom, Inc.	40,175
764	Omnicom Group, Inc.	43,951
912	O’Reilly Automotive, Inc. *	92,799
120	Priceline.com, Inc. *	82,673
1,952	Pulte Group, Inc. *	37,435
250	Ralph Lauren Corp.	43,385
1,372	Ross Stores, Inc.	79,531

Shares		Value
1,353	Scripps Networks Interactive, Inc., Class A	$85,281
880	Sears Holdings Corp. *	39,584
12,000	Smith & Wesson Holding Corp. *	114,600
6,125	Staples, Inc.	80,722
750	Starbucks Corp.	41,128
676	Starwood Hotels & Resorts Worldwide, Inc.	40,776
2,000	Sturm Ruger & Co., Inc.	109,220
667	Target Corp.	41,975
1,283	Tiffany & Co.	86,198
807	Time Warner Cable, Inc., Class A	69,722
818	Time Warner, Inc.	43,480
923	TJX Cos., Inc./The	41,504
923	TripAdvisor, Inc. *	41,948
956	Urban Outfitters, Inc. *	38,749
278	VF Corp.	44,777
697	Viacom, Inc., Class B	40,773
766	Walt Disney Co./The	41,801
107	Washington Post Co./The, Class B	42,630
775	Whirlpool Corp.	87,581
735	Wyndham Worldwide Corp.	44,286
655	Wynn Resorts Ltd.	76,576
627	Yum! Brands, Inc.	41,029

		4,652,362

Consumer Staples — 10.5%
4,409	Altria Group, Inc.	147,921
2,575	Archer-Daniels-Midland Co.	82,046
4,476	Avon Products, Inc.	87,498
1,203	Beam, Inc.	73,446
1,156	Brown-Forman Corp., Class B	75,861
4,004	Campbell Soup Co.	164,813
967	Clorox Co./The	81,199
1,992	Coca-Cola Co./The	77,113
2,161	Coca-Cola Enterprises, Inc.	77,315
1,349	Colgate-Palmolive Co.	154,417
2,329	ConAgra Foods, Inc.	79,426
3,805	Constellation Brands, Inc., Class A *	168,337
1,423	Costco Wholesale Corp.	144,110
170	Crimson Wine Group Ltd. *	1,368
2,804	CVS Caremark Corp.	143,323
4,039	Dean Foods Co. *	67,039
1,660	Dr. Pepper Snapple Group, Inc.	72,407
2,321	Estee Lauder Cos., Inc./The, Class A	148,767
1,792	General Mills, Inc.	82,879
1,226	H.J. Heinz Co.	88,817
944	Hershey Co./The	78,660
2,434	Hillshire Brands Co.	78,872
4,189	Hormel Foods Corp.	156,710
824	JM Smucker Co./The	78,552
2,491	Kellogg Co.	150,688
849	Kimberly-Clark Corp.	80,048
2,679	Kroger Co./The	78,254
1,880	Lorillard, Inc.	72,469
1,113	McCormick & Co., Inc.	74,882
2,133	Mead Johnson Nutrition Co.	159,780
3,217	Molson Coors Brewing Co., Class B	142,214
5,287	Mondelez International, Inc., Class A	146,195
1,026	PepsiCo, Inc.	77,752
1,629	Philip Morris International, Inc.	149,499
1,067	Procter & Gamble Co.	81,303
1,746	Reynolds American, Inc.	76,269
7,260	Safeway, Inc.	173,229
21,105	SUPERVALU, Inc. *	83,788
4,639	Sysco Corp.	149,197
3,445	Tyson Foods, Inc., Class A	78,087
3,706	Walgreen Co.	151,734
2,097	Wal-Mart Stores, Inc.	148,459
1,574	Whole Foods Market, Inc.	134,781

		4,619,524

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
Energy — 10.5%
15,079	Alpha Natural Resources, Inc. *	$120,333
985	Anadarko Petroleum Corp.	78,368
1,858	Apache Corp.	137,964
1,729	Baker Hughes, Inc.	77,515
1,506	Cabot Oil & Gas Corp.	93,313
1,308	Cameron International Corp. *	83,354
4,234	Chesapeake Energy Corp.	85,352
1,324	Chevron Corp.	155,107
2,563	ConocoPhillips	148,517
2,375	Consol Energy, Inc.	76,345
4,250	Denbury Resources, Inc. *	77,010
1,427	Devon Energy Corp.	77,429
2,081	Diamond Offshore Drilling, Inc.	144,975
1,689	Energy Transfer Partners LP (a)	80,921
624	EOG Resources, Inc.	78,426
1,306	EQT Corp.	82,400
1,692	Exxon Mobil Corp.	151,540
1,678	FMC Technologies, Inc. *	87,121
4,045	Halliburton Co.	167,892
2,492	Helmerich & Payne, Inc.	165,110
1,350	Hess Corp.	89,772
2,090	Kinder Morgan, Inc.	77,458
4,584	Marathon Oil Corp.	153,568
2,296	Marathon Petroleum Corp.	190,310
1,278	Murphy Oil Corp.	77,831
4,943	Nabors Industries Ltd.	82,852
2,089	National Oilwell Varco, Inc.	142,342
2,714	Newfield Exploration Co. *	62,750
1,972	Noble Corp.	70,650
731	Noble Energy, Inc.	81,029
1,844	Occidental Petroleum Corp.	151,814
2,986	Peabody Energy Corp.	64,373
694	Pioneer Natural Resources Co.	87,302
2,628	QEP Resources, Inc.	80,047
1,154	Range Resources Corp.	88,659
2,297	Rowan Cos. PLC, Class A *	79,469
1,010	Schlumberger Ltd.	78,631
2,291	Southwestern Energy Co. *	78,506
5,610	Spectra Energy Corp.	162,919
3,571	Tesoro Corp.	200,810
4,127	Valero Energy Corp.	188,170
2,243	Williams Cos., Inc./The	77,852
5,185	WPX Energy, Inc. *	73,579

		4,609,685

Financials — 8.5%
509	ACE Ltd.	43,442
815	Aflac, Inc.	40,733
976	Allstate Corp./The	44,906
1,440	American Express Co.	89,482
1,191	American International Group, Inc. *	45,280
650	Ameriprise Financial, Inc.	44,591
1,466	Aon PLC	89,570
1,124	Assurant, Inc.	47,181
3,786	Bank of America Corp.	42,511
1,590	Bank of New York Mellon Corp./The	43,165
1,393	BB&T Corp.	42,288
447	Berkshire Hathaway, Inc., Class B *	45,707
356	BlackRock, Inc.	85,392
762	Capital One Financial Corp.	38,861
2,052	CBRE Group, Inc. *	49,588
2,736	Charles Schwab Corp./The	44,434
532	Chubb Corp./The	44,736
1,012	Cincinnati Financial Corp.	45,550
1,026	Citigroup, Inc.	43,070
1,492	CME Group, Inc.	89,236
1,269	Comerica, Inc.	43,628
1,099	Discover Financial Services	42,349

Shares		Value
4,128	E*Trade Financial Corp. *	$44,208
1,856	Federated Investors, Inc., Class B	43,091
5,113	Fifth Third Bancorp	80,986
4,285	First Horizon National Corp.	45,546
322	Franklin Resources, Inc.	45,415
4,578	Genworth Financial, Inc., Class A *	39,094
580	Goldman Sachs Group, Inc./The	86,802
1,761	Hartford Financial Services Group, Inc./The	41,586
9,742	Hudson City Bancorp, Inc.	83,004
631	IntercontinentalExchange, Inc. *	97,762
3,058	Invesco Ltd.	81,918
1,841	JPMorgan Chase & Co.	90,041
9,096	KeyCorp	85,410
3,040	Legg Mason, Inc.	86,629
1,743	Leucadia National Corp.	46,883
1,511	Lincoln National Corp.	44,632
989	Loews Corp.	42,639
410	M&T Bank Corp.	41,895
2,408	Marsh & McLennan Cos., Inc.	89,425
1,154	MetLife, Inc.	40,910
1,581	Moody’s Corp.	75,969
1,886	Morgan Stanley	42,535
3,094	NASDAQ OMX Group, Inc./The	97,968
1,676	Northern Trust Corp.	89,101
2,534	NYSE Euronext	94,463
6,794	People’s United Financial, Inc.	88,996
698	PNC Financial Services Group, Inc.	43,551
1,411	Principal Financial Group, Inc.	44,603
1,870	Progressive Corp./The	45,543
735	Prudential Financial, Inc.	40,851
5,561	Regions Financial Corp.	42,540
5,013	SLM Corp.	95,090
776	State Street Corp.	43,913
2,918	SunTrust Banks, Inc.	80,509
1,183	T. Rowe Price Group, Inc.	84,185
785	Torchmark Corp.	44,112
549	Travelers Cos., Inc./The	44,153
1,289	U.S. Bancorp	43,798
1,860	Unum Group	45,523
1,215	Wells Fargo & Co.	42,609
1,559	XL Group PLC	44,644
1,890	Zions Bancorp.	45,623

		3,723,855

Health Care — 10.3%
1,802	Abbott Laboratories	60,893
688	Actavis, Inc. *	58,625
2,469	Aetna, Inc.	116,528
2,669	Agilent Technologies, Inc.	110,729
1,127	Allergan, Inc.	122,193
1,280	AmerisourceBergen Corp.	60,430
701	Amgen, Inc.	64,040
883	Baxter International, Inc.	59,690
707	Becton, Dickinson & Co.	62,230
406	Biogen Idec, Inc. *	67,481
17,447	Boston Scientific Corp. *	128,930
3,434	Bristol-Myers Squibb Co.	126,956
1,166	C.R. Bard, Inc.	115,288
1,322	Cardinal Health, Inc.	61,088
1,925	CareFusion Corp. *	63,031
1,200	Celgene Corp. *	123,796
1,432	Cerner Corp. *	125,241
1,031	CIGNA Corp.	60,245
2,592	Coventry Health Care, Inc.	117,555
1,950	Covidien PLC	123,952
1,038	DaVita, Inc. *	124,144
1,437	DENTSPLY International, Inc.	59,537
1,281	Edwards LifeSciences Corp. *	110,110
1,121	Eli Lilly & Co.	61,260
2,204	Express Scripts Holding Co. *	125,403
1,581	Forest Laboratories, Inc. *	58,197

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
3,067	Gilead Sciences, Inc. *	$130,995
3,300	Hospira, Inc. *	97,130
818	Humana, Inc.	55,852
209	Intuitive Surgical, Inc. *	106,623
807	Johnson & Johnson	61,413
673	Laboratory Corp. of America Holdings *	59,629
1,915	Life Technologies Corp. *	111,303
1,136	McKesson Corp.	120,614
1,280	Medtronic, Inc.	57,542
2,755	Merck & Co., Inc.	117,712
2,118	Mylan, Inc. *	62,699
1,631	Patterson Cos., Inc.	59,277
3,333	PerkinElmer, Inc.	113,889
1,139	Perrigo Co.	128,878
4,460	Pfizer, Inc.	122,067
1,020	Quest Diagnostics, Inc.	57,285
3,010	St. Jude Medical, Inc.	123,426
959	Stryker Corp.	61,282
1,582	Tenet Healthcare Corp. *	62,197
1,697	Thermo Fisher Scientific, Inc.	125,232
1,054	UnitedHealth Group, Inc.	56,337
778	Varian Medical Systems, Inc. *	54,945
640	Waters Corp. *	59,384
918	WellPoint, Inc.	57,066
1,605	Zimmer Holdings, Inc.	120,343

		4,550,692

Industrials — 11.3%
577	3M Co.	59,997
1,000	Alliant Techsystems, Inc.	65,800
1,594	Avery Dennison Corp.	65,123
779	Boeing Co./The	59,887
1,074	BorgWarner, Inc. *	79,896
1,170	Caterpillar, Inc.	108,089
864	CH Robinson Worldwide, Inc.	49,262
1,344	Cintas Corp.	58,997
5,315	CSX Corp.	121,918
992	Cummins, Inc.	114,903
955	Danaher Corp.	58,804
1,242	Deere & Co.	109,096
838	Dover Corp.	61,488
713	Dun & Bradstreet Corp.	57,454
2,019	Eaton Corp. PLC	125,104
1,011	Emerson Electric Co.	57,310
980	Equifax, Inc.	54,027
3,207	Expeditors International of Washington, Inc.	124,598
2,388	Fastenal Co.	123,306
1,147	FedEx Corp.	120,936
366	Flowserve Corp.	58,664
1,778	Fluor Corp.	110,035
836	General Dynamics Corp.	56,833
5,257	General Electric Co.	122,064
838	Honeywell International, Inc.	58,753
901	Illinois Tool Works, Inc.	55,391
2,236	Ingersoll-Rand PLC	117,749
3,327	Iron Mountain, Inc.	114,766
1,222	Jacobs Engineering Group, Inc. *	59,665
846	Joy Global, Inc.	53,603
2,445	L-3 Communications Holdings, Inc.	186,516
599	Lockheed Martin Corp.	52,713
3,268	Masco Corp.	62,948
842	Norfolk Southern Corp.	61,543
837	Northrop Grumman Corp.	54,986
1,235	PACCAR, Inc.	58,595
1,702	Pall Corp.	116,038
612	Parker Hannifin Corp.	57,865
4,679	Pitney Bowes, Inc.	61,297
611	Precision Castparts Corp.	113,982
1,954	Quanta Services, Inc. *	55,498
5,975	R.R. Donnelley & Sons Co.	62,384
988	Raytheon Co.	53,909

Shares		Value
3,705	Republic Services, Inc.	$116,481
1,688	Robert Half International, Inc.	60,026
645	Rockwell Automation, Inc.	58,234
965	Rockwell Collins, Inc.	58,012
486	Roper Industries, Inc.	60,564
1,036	Ryder System, Inc.	58,241
708	Snap-on, Inc.	56,859
9,989	Southwest Airlines Co.	116,866
1,472	Stanley Black & Decker, Inc.	115,837
601	Stericycle, Inc. *	57,675
12,000	Taser International, Inc. *	89,400
4,186	Textron, Inc.	120,757
1,852	Tyco International Ltd.	59,287
849	Union Pacific Corp.	116,465
1,415	United Parcel Service, Inc., Class B	116,963
648	United Technologies Corp.	58,720
274	W.W. Grainger, Inc.	62,013
1,607	Waste Management, Inc.	59,964
2,017	Xylem, Inc.	55,477

		4,979,633

Information Technology — 9.2%
1,067	Accenture PLC, Class A	79,353
1,995	Adobe Systems, Inc. *	78,413
14,256	Advanced Micro Devices, Inc. *	35,498
1,873	Akamai Technologies, Inc. *	69,212
2,140	Altera Corp.	75,800
569	Amphenol Corp., Class A	40,307
1,758	Analog Devices, Inc.	79,489
157	Apple, Inc.	69,369
5,994	Applied Materials, Inc.	82,112
2,049	Autodesk, Inc. *	75,229
644	Automatic Data Processing, Inc.	39,542
873	BMC Software, Inc. *	34,998
1,113	Broadcom Corp., Class A	37,978
1,528	CA, Inc.	37,416
1,863	Cisco Systems, Inc.	38,853
1,095	Citrix Systems, Inc. *	77,605
973	Cognizant Technology Solutions Corp., Class A *	74,681
1,804	Computer Sciences Corp.	86,643
6,192	Corning, Inc.	78,086
5,839	Dell, Inc.	81,449
1,411	eBay, Inc. *	77,147
2,693	Electronic Arts, Inc. *	47,214
1,563	EMC Corp. *	35,954
772	F5 Networks, Inc. *	72,901
2,006	Fidelity National Information Services, Inc.	75,540
1,198	First Solar, Inc. *	30,980
928	Fiserv, Inc. *	76,168
3,172	FLIR Systems, Inc.	83,539
108	Google, Inc., Class A *	86,324
1,526	Harris Corp.	73,340
2,251	Hewlett-Packard Co.	45,332
1,830	Intel Corp.	38,150
186	International Business Machines Corp.	37,364
604	Intuit, Inc.	38,977
3,889	Jabil Circuit, Inc.	72,847
2,859	JDS Uniphase Corp. *	40,480
1,788	Juniper Networks, Inc. *	36,968
744	KLA-Tencor Corp.	40,741
969	Lam Research Corp. *	40,977
1,352	Lexmark International, Inc., Class A	29,768
1,060	Linear Technology Corp.	40,522
5,215	LSI Corp. *	36,294
146	MasterCard, Inc., Class A	75,787
1,160	Microchip Technology, Inc.	42,309
4,952	Micron Technology, Inc. *	41,544
1,405	Microsoft Corp.	39,063

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
1,363	Molex, Inc.	$37,763
679	Motorola Solutions, Inc.	42,262
1,117	NetApp, Inc. *	37,782
6,289	NVIDIA Corp.	79,624
1,095	Oracle Corp.	37,529
1,186	Paychex, Inc.	39,245
1,165	QUALCOMM, Inc.	76,461
712	Red Hat, Inc. *	36,167
3,191	SAIC, Inc.	37,715
443	Salesforce.com, Inc. *	75,021
1,577	SanDisk Corp. *	79,479
3,512	Symantec Corp. *	82,319
1,924	TE Connectivity Ltd.	77,222
573	Teradata Corp. *	33,244
4,466	Teradyne, Inc. *	74,849
2,317	Texas Instruments, Inc.	79,620
1,620	Total System Services, Inc.	38,497
1,894	VeriSign, Inc. *	86,754
476	Visa, Inc., Class A	75,586
1,612	Western Digital Corp.	76,025
2,731	Western Union Co./The	38,319
10,168	Xerox Corp.	82,459
1,015	Xilinx, Inc.	37,834
3,774	Yahoo!, Inc. *	80,420

		4,070,459

Materials — 10.3%
2,568	Air Products & Chemicals, Inc.	221,689
1,168	Airgas, Inc.	117,094
12,096	Alcoa, Inc.	103,059
3,556	Allegheny Technologies, Inc.	108,342
4,851	Ball Corp.	215,416
6,270	Bemis Co., Inc.	234,124
1,008	CF Industries Holdings, Inc.	202,488
6,004	Cliffs Natural Resources, Inc.	152,873
3,275	Dow Chemical Co./The	103,873
4,760	Du Pont (E.I.) de Nemours & Co.	228,007
3,169	Eastman Chemical Co.	220,969
1,500	Ecolab, Inc.	114,807
3,704	FMC Corp.	223,191
6,501	Freeport-McMoRan Copper & Gold, Inc., Class B	207,517
1,569	International Flavors & Fragrances, Inc.	114,531
2,617	International Paper Co.	115,171
3,405	MeadWestvaco Corp.	121,597
2,211	Monsanto Co.	223,365
1,859	Mosaic Co./The	108,842
2,452	Newmont Mining Corp.	98,783
2,314	Nucor Corp.	104,250
3,000	Olin Corp.	69,480
9,896	Owens-Illinois, Inc. *	252,341
769	PPG Industries, Inc.	103,573
2,051	Praxair, Inc.	231,897
5,834	Sealed Air Corp.	129,572
673	Sherwin-Williams Co./The	108,704
1,434	Sigma-Aldrich Corp.	110,512
4,438	United States Steel Corp.	92,497
1,883	Vulcan Materials Co.	95,885

		4,534,449

Real Estate Investment Trusts — 1.7%
1,536	Apartment Investment & Management Co., Class A	45,497
308	AvalonBay Communities, Inc.	38,396
395	Boston Properties, Inc.	41,060
731	Equity Residential	40,223
1,838	HCP, Inc.	89,829
691	Health Care REIT, Inc.	44,343
2,556	Host Hotels & Resorts, Inc.	42,606
2,119	Kimco Realty Corp.	46,131
901	Plum Creek Timber Co., Inc.	43,698
1,092	ProLogis, Inc.	42,519

Shares		Value
561	Public Storage, Inc.	$84,802
525	Simon Property Group, Inc.	83,364
648	Ventas, Inc.	45,869
507	Vornado Realty Trust	40,672
1,370	Weyerhaeuser Co.	40,294

		769,303

Telecommunication Services — 1.3%
1,069	American Tower Corp., Class A	82,935
2,267	AT&T, Inc.	81,422
1,864	CenturyLink, Inc.	64,620
1,009	Crown Castle International Corp. *	70,430
8,387	Frontier Communications Corp.	34,721
4,018	MetroPCS Communications, Inc. *	39,379
6,779	Sprint Nextel Corp. *	39,321
1,784	Verizon Communications, Inc.	82,998
7,729	Windstream Corp.	66,389

		562,215

Utilities — 10.4%
12,297	AES Corp./The	142,893
3,318	AGL Resources, Inc.	132,586
4,309	Ameren Corp.	145,599
3,123	American Electric Power Co., Inc.	146,127
6,805	CenterPoint Energy, Inc.	145,833
5,436	CMS Energy Corp.	144,641
2,451	Consolidated Edison, Inc.	144,626
2,569	Dominion Resources, Inc., Class A	143,865
2,195	DTE Energy Co.	146,616
4,096	Duke Energy Corp.	283,670
2,971	Edison International	142,678
2,156	Entergy Corp.	134,220
4,559	Exelon Corp.	141,269
3,492	FirstEnergy Corp.	137,871
2,508	Integrys Energy Group, Inc.	141,850
1,913	NextEra Energy, Inc.	137,521
5,239	NiSource, Inc.	145,127
3,464	Northeast Utilities	143,780
5,810	NRG Energy, Inc.	139,449
2,942	Oneok, Inc.	132,355
7,186	Pepco Holdings, Inc.	145,808
3,350	PG&E Corp.	142,829
2,615	Pinnacle West Capital Corp.	146,296
4,669	PPL Corp.	143,887
4,547	Public Service Enterprise Group, Inc.	148,189
2,959	SCANA Corp.	144,522
1,873	Sempra Energy	145,668
3,154	Southern Co.	141,973
8,057	TECO Energy, Inc.	138,981
3,576	Wisconsin Energy Corp.	147,675
5,049	Xcel Energy, Inc.	144,910

		4,563,314

Total Common Stocks (Cost $36,773,450)		41,635,491

Exchange-Traded Funds — 0.4%
1,600	ProShares UltraPro S&P 500 Fund	168,096

Total Exchange-Traded Funds (Cost $151,953)		168,096

Cash Equivalents — 5.8%
110,920	FOLIOfn Investment Cash Account, 0.010% (b)	110,920

2,468,750	FOLIOfn Investment Sweep Account, 0.010% (b)	2,468,750

Total Cash Equivalents (Cost $2,579,670)		2,579,670

Total Investments (Cost $39,505,073) — 100.8%		44,383,257

Liabilities in Excess of Other Assets — (0.8)%		(359,019)

Net Assets — 100.0%		$44,024,238

(a)	Master Limited Partnership.
(b)	Rate disclosed is the annual percentage yield as of February 28, 2013.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments (Unaudited)

February 28, 2013

Shares		Value
Common Stocks — 91.1%
Consumer Discretionary — 10.9%
1,881	Aaron’s, Inc.	$51,332
769	Advance Auto Parts, Inc.	58,735
2,125	Aeropostale, Inc. *	27,672
518	AMC Networks, Inc., Class A *	29,710
2,776	American Eagle Outfitters, Inc.	57,409
1,807	American Greetings Corp., Class A	29,274
1,773	ANN, Inc. *	50,171
3,456	Ascena Retail Group, Inc. *	58,033
606	Bally Technologies, Inc. *	28,954
2,190	Barnes & Noble, Inc. *	34,470
1,270	Bob Evans Farms, Inc.	51,679
874	Brinker International, Inc.	29,187
495	Carter’s, Inc. *	27,906
1,723	Cheesecake Factory, Inc./The	59,680
3,176	Chico’s FAS, Inc.	53,934
759	Deckers Outdoor Corp. *	30,600
1,200	Dick’s Sporting Goods, Inc.	60,014
3	Dillard’s, Inc., Class A	239
722	Dollar Tree, Inc. *	32,638
5	Domino’s Pizza, Inc.	238
1,696	DreamWorks Animation SKG, Inc., Class A *	28,155
1,718	Foot Locker, Inc.	58,738
555	Fossil, Inc. *	57,037
1,482	Gentex Corp.	27,783
2,176	Guess?, Inc.	60,244
761	Hanesbrands, Inc. *	30,153
491	HSN, Inc.	26,276
991	International Speedway Corp., Class A	29,871
3,990	ITT Educational Services, Inc. *	54,984
1,496	John Wiley & Sons, Inc., Class A	54,706
1,565	KB Home	29,252
1,360	Lamar Advertising Co. *	62,883
563	Life Time Fitness, Inc. *	23,744
2,533	LKQ Corp. *	53,684
873	Matthews International Corp., Class A	28,822
723	MDC Holdings, Inc.	27,790
842	Meredith Corp.	35,396
295	Mohawk Industries, Inc. *	31,314
3,299	New York Times Co./The, Class A *	31,903
29	NVR, Inc. *	29,691
6,391	Office Depot, Inc. *	25,755
177	Panera Bread Co., Class A *	28,512
838	PetSmart, Inc.	54,556
632	Polaris Industries, Inc.	55,196
317	PVH Corp.	38,659
—	RadioShack Corp. * (a)	1
1,729	Regis Corp.	31,148
831	Rent-A-Center, Inc.	30,131
2,702	Saks, Inc. *	30,808
991	Scholastic Corp.	29,830
3,142	Scientific Games Corp., Class A *	28,274
1,940	Service Corp. International	30,141
942	Signet Jewelers Ltd.	57,667
15,000	Smith & Wesson Holding Corp. *	143,250
796	Sotheby’s	30,446
1,064	Strayer Education, Inc.	52,221
2,000	Sturm Ruger & Co., Inc.	109,220
720	Thor Industries, Inc.	27,064
794	Toll Brothers, Inc. *	27,096
317	Tractor Supply Co.	32,927
840	Tupperware Brands Corp.	65,713

Shares		Value
613	Under Armour, Inc., Class A *	$30,233
2,033	Valassis Communications, Inc.	55,896
5,636	Wendy’s Co./The	32,070
666	Williams-Sonoma, Inc.	30,234
1,815	WMS Industries, Inc. *	45,451

		2,676,800

Consumer Staples — 9.5%
4,848	Church & Dwight Co., Inc.	300,366
1,601	Energizer Holdings, Inc.	147,211
10,026	Flowers Foods, Inc.	282,529
3,438	Green Mountain Coffee Roasters, Inc. *	164,178
6,923	Harris Teeter Supermarkets, Inc.	297,691
2,025	Ingredion, Inc.	134,032
3,833	Lancaster Colony Corp.	280,474
5,635	Monster Beverage Corp. *	284,174
6,014	Smithfield Foods, Inc. *	133,748
5,210	Tootsie Roll Industries, Inc.	146,296
2,638	Universal Corp.	147,160

		2,317,859

Energy — 10.1%
16,554	Arch Coal, Inc.	86,577
2,515	Atwood Oceanics, Inc. *	128,620
3,853	Bill Barrett Corp. *	69,548
1,609	CARBO Ceramics, Inc.	146,053
2,041	Cimarex Energy Co.	137,356
4,645	Comstock Resources, Inc. *	65,590
2,216	Dresser-Rand Group, Inc. *	136,638
1,634	Dril-Quip, Inc. *	134,391
2,670	Energen Corp.	123,463
1,434	Energy Transfer Equity LP (b)	76,272
9,911	Forest Oil Corp. *	57,481
3,030	Helix Energy Solutions Group, Inc. *	70,931
2,904	HollyFrontier Corp.	163,230
3,975	Northern Oil and Gas, Inc. *	54,492
1,147	Oceaneering International, Inc.	72,923
1,660	Oil States International, Inc. *	126,420
806,343	Patriot Coal Corp. *	90,310
6,596	Patterson-UTI Energy, Inc.	153,950
1,463	Plains Exploration & Production Co. *	66,377
21,462	Quicksilver Resources, Inc. *	39,919
1,197	SM Energy Co.	69,297
5,335	Superior Energy Services, Inc. *	141,120
2,705	Tidewater, Inc.	128,016
1,483	Unit Corp. *	67,456
1,634	World Fuel Services Corp.	62,145

		2,468,575

Financials — 6.9%
338	Affiliated Managers Group, Inc. *	49,422
575	American Financial Group, Inc.	25,279
2,733	Apollo Investment Corp.	23,751
1,346	Arthur J Gallagher & Co.	51,808
733	Aspen Insurance Holdings Ltd.	26,287
1,746	Associated Banc-Corp.	25,118
4,834	Astoria Financial Corp.	47,281
1,619	BancorpSouth, Inc.	24,773
1,014	Bank of Hawaii Corp.	49,088
894	Brown & Brown, Inc.	26,811
1,231	Cathay General Bancorp	23,995
1,459	CBOE Holdings, Inc.	52,395
462	City National Corp.	26,257
1,301	Commerce Bancshares, Inc.	49,542
417	Cullen/Frost Bankers, Inc.	25,248
1,052	East West Bancorp, Inc.	25,870
1,373	Eaton Vance Corp.	52,433
213	Everest Re Group Ltd.	26,525
918	Fidelity National Financial, Inc., Class A	22,905
959	First American Financial Corp.	23,282

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
2,982	First Niagara Financial Group, Inc.	$24,392
1,585	FirstMerit Corp.	23,969
2,252	Fulton Financial Corp.	25,560
815	Greenhill & Co., Inc.	49,548
729	Hancock Holding Co.	22,008
589	Hanover Insurance Group, Inc.	25,120
619	HCC Insurance Holdings, Inc.	24,779
1,222	International Bancshares Corp.	24,753
2,462	Janus Capital Group, Inc.	22,799
1,267	Jefferies Group, Inc.	27,517
274	Jones Lang LaSalle, Inc.	26,441
754	Kemper Corp.	23,861
600	Mercury General Corp.	23,303
1,458	MSCI, Inc., Class A *	48,287
3,667	New York Community Bancorp, Inc. *	49,500
2,065	Old Republic International Corp.	24,804
531	Prosperity Bancshares, Inc.	24,500
777	Protective Life Corp.	24,797
572	Raymond James Financial, Inc.	25,118
430	Reinsurance Group of America, Inc.	24,719
1,928	SEI Investments Co.	54,502
322	Signature Bank *	23,917
615	StanCorp Financial Group, Inc.	24,474
394	SVB Financial Group *	26,410
9,570	Synovus Financial Corp.	24,308
1,857	TCF Financial Corp.	25,513
1,061	Trustmark Corp.	24,308
4,796	Valley National Bancorp	48,104
1,256	Waddell & Reed Financial, Inc., Class A	51,536
2,775	Washington Federal, Inc.	48,697
1,075	Webster Financial Corp.	23,675
1,116	Westamerica Bancorp	49,369
595	WR Berkley Corp.	24,694

		1,693,352

Health Care — 10.1%
10,722	Allscripts Healthcare Solutions, Inc. *	136,389
440	Bio-Rad Laboratories, Inc., Class A *	54,205
972	Catamaran Corp. *	52,225
1,144	Charles River Laboratories International, Inc. *	46,600
1,582	Community Health Systems, Inc. *	66,868
1,139	Cooper Cos., Inc./The	120,837
794	Covance, Inc. *	52,846
3,996	Endo Pharmaceuticals Holdings, Inc. *	123,883
5,739	Health Management Associates, Inc. *	63,067
1,924	Health Net, Inc. *	49,511
1,322	Henry Schein, Inc. *	117,917
1,674	Hill-Rom Holdings, Inc.	54,872
2,012	HMS Holdings Corp. *	58,315
2,364	Hologic, Inc. *	51,614
1,185	IDEXX Laboratories, Inc. *	109,205
2,692	LifePoint Hospitals, Inc. *	118,696
5,400	Masimo Corp. *	107,180
585	Mednax, Inc. *	50,066
247	Mettler-Toledo International, Inc. *	52,636
2,924	Omnicare, Inc.	108,938
10	Orthofix International NV *	373
1,610	Owens & Minor, Inc.	49,020
261	Regeneron Pharmaceuticals, Inc. *	43,640
2,523	ResMed, Inc.	112,243
1,352	STERIS Corp.	52,730
635	Techne Corp.	43,160
658	Teleflex, Inc.	52,581
3,060	Thoratec Corp. *	107,753

Shares		Value
2,122	United Therapeutics Corp. *	$126,903
2,050	Universal Health Services, Inc., Class B	118,657
2,247	VCA Antech, Inc. *	49,344
1,145	Vertex Pharmaceuticals, Inc. *	53,617
986	WellCare Health Plans, Inc. *	56,402

		2,462,293

Industrials — 10.6%
356	Acuity Brands, Inc.	24,266
974	AECOM Technology Corp. *	29,531
909	AGCO Corp.	46,792
530	Alaska Air Group, Inc. *	27,310
1,117	Alliant Techsystems, Inc.	73,509
1,183	AMETEK, Inc.	49,482
488	BE Aerospace, Inc. *	25,679
816	Brink’s Co./The	21,574
751	Carlisle Cos., Inc.	50,990
67	Chicago Bridge & Iron Co. NV	3,611
505	CLARCOR, Inc.	25,747
438	Clean Harbors, Inc. *	22,543
795	Con-way, Inc.	27,947
1,480	Copart, Inc. *	50,511
928	Corporate Executive Board Co./The	50,245
1,236	Corrections Corp. of America	47,399
508	Crane Co.	27,307
729	Deluxe Corp.	28,933
1,282	Donaldson Co., Inc.	46,192
687	Esterline Technologies Corp. *	47,332
2,166	Exelis, Inc.	22,356
772	Fortune Brands Home & Security, Inc. *	26,666
1,415	FTI Consulting, Inc. *	49,157
677	Gardner Denver, Inc.	48,089
528	GATX Corp.	26,336
756	General Cable Corp. *	24,907
854	Graco, Inc.	49,609
694	Granite Construction, Inc.	21,585
999	Harsco Corp.	23,952
1,049	Herman Miller, Inc.	25,175
1,479	HNI Corp.	46,662
541	Hubbell, Inc., Class B	50,235
1,037	Huntington Ingalls Industries, Inc.	49,821
505	IDEX Corp.	25,736
962	ITT Corp.	25,318
391	JB Hunt Transport Services, Inc.	27,185
1	JetBlue Airways Corp. *	5
270	Kansas City Southern	27,787
1,551	KBR, Inc.	47,134
591	Kennametal, Inc.	23,923
379	Kirby Corp. *	28,789
1,551	Korn/Ferry International *	28,703
650	L-3 Communications Holdings, Inc.	49,576
814	Landstar System, Inc.	45,812
431	Lennox International, Inc.	25,467
902	Lincoln Electric Holdings, Inc.	50,558
527	Manpower, Inc.	28,756
916	Matson, Inc.	23,541
1,046	Mine Safety Appliances Co.	48,982
609	MSC Industrial Direct Co., Inc., Class A	51,957
705	Nordson Corp.	44,683
1,395	Oshkosh Corp. *	53,805
899	Pentair Ltd.	47,885
644	Regal-Beloit Corp.	49,743
1,958	Rollins, Inc.	47,985
647	SPX Corp.	52,123
10,000	Taser International, Inc. *	74,500
852	Terex Corp. *	27,946
482	Timken Co.	26,161
805	Towers Watson & Co., Class A	53,613
639	Trinity Industries, Inc.	27,623

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
347	Triumph Group, Inc.	$25,493
505	United Rentals, Inc. *	26,961
1,143	URS Corp.	48,283
3,157	UTi Worldwide, Inc.	48,078
325	Valmont Industries, Inc.	51,253
270	Wabtec Corp.	26,428
1,363	Waste Connections, Inc.	46,616
326	Watsco, Inc.	25,352
1,047	Werner Enterprises, Inc.	24,107
650	Woodward, Inc.	24,346

		2,603,663

Information Technology — 9.6%
530	ACI Worldwide, Inc. *	24,289
2,684	Acxiom Corp. *	48,885
2,421	ADTRAN, Inc.	54,093
2,101	Advent Software, Inc. *	55,040
317	Alliance Data Systems Corp. *	50,333
685	ANSYS, Inc. *	51,900
863	AOL, Inc. *	31,841
647	Arrow Electronics, Inc. *	25,971
7,409	Atmel Corp. *	50,384
764	Avnet, Inc. *	26,982
1,051	Broadridge Financial Solutions, Inc.	24,111
1,743	Cadence Design Systems, Inc. *	24,679
1,588	Ciena Corp. *	24,198
2,220	Compuware Corp. *	25,771
699	Concur Technologies, Inc. *	49,076
1,451	Convergys Corp.	24,065
877	CoreLogic, Inc. *	22,726
627	Cree, Inc. *	28,342
2,378	Cypress Semiconductor Corp.	25,043
747	Diebold, Inc.	21,099
381	DST Systems, Inc.	25,906
111	Equinix, Inc. *	23,434
543	Factset Research Systems, Inc.	52,847
1,112	Fair Isaac Corp.	49,307
3,343	Fairchild Semiconductor International, Inc. *	47,674
996	Gartner, Inc. *	49,539
491	Global Payments, Inc.	23,662
1,492	Informatica Corp. *	52,251
2,739	Ingram Micro, Inc., Class A *	51,659
3,257	Integrated Device Technology, Inc. *	22,147
1,279	International Rectifier Corp. *	26,893
2,876	Intersil Corp., Class A	24,415
1,097	Itron, Inc. *	46,153
586	Jack Henry & Associates, Inc.	25,627
1,255	Lam Research Corp. *	53,077
1,051	Lender Processing Services, Inc.	25,806
932	Mantech International Corp., Class A	23,130
6,098	MEMC Electronic Materials, Inc. *	30,183
2,962	Mentor Graphics Corp.	52,461
550	MICROS Systems, Inc. *	23,531
8,511	Monster Worldwide, Inc. *	43,578
885	National Instruments Corp.	26,606
1,771	NCR Corp. *	48,832
1,137	NeuStar, Inc., Class A *	49,839
1,308	Plantronics, Inc.	52,796
4,277	Polycom, Inc. *	38,960
1,050	PTC, Inc. *	24,300
2,240	QLogic Corp. *	25,490
648	Rackspace Hosting, Inc. *	36,200
4,888	RF Micro Devices, Inc. *	22,534
2,649	Riverbed Technology, Inc. *	40,478
3,063	Rovi Corp. *	54,487
842	Semtech Corp. *	25,751
582	Silicon Laboratories, Inc. *	24,163
1,143	Skyworks Solutions, Inc. *	24,338
886	Solera Holdings, Inc.	49,891
1,546	Synopsys, Inc. *	54,140

Shares		Value
1,023	Tech Data Corp. *	$54,303
10,724	Tellabs, Inc.	21,770
1,104	TIBCO Software, Inc. *	23,682
802	Trimble Navigation Ltd. *	47,679
1,224	ValueClick, Inc. *	32,631
1,476	VeriFone Systems, Inc. *	27,996
4,603	Vishay Intertechnology, Inc. *	60,713
603	Zebra Technologies Corp., Class A *	26,973

		2,356,660

Materials — 10.2%
1,911	Albemarle Corp.	124,374
1,250	AptarGroup, Inc.	67,420
753	Ashland, Inc.	58,701
1,520	Cabot Corp.	55,900
1,236	Carpenter Technology Corp.	58,373
3,953	Commercial Metals Co.	64,478
1,771	Compass Minerals International, Inc.	130,568
1,715	Cytec Industries, Inc.	124,115
1,534	Domtar Corp.	114,405
1,367	Greif, Inc., Class A	69,518
5,845	Intrepid Potash, Inc. *	115,214
3,063	Louisiana-Pacific Corp. *	64,236
655	Martin Marietta Materials, Inc.	63,637
3,075	Minerals Technologies, Inc.	123,728
224	NewMarket Corp.	56,269
5,329	Olin Corp.	123,423
3,233	Packaging Corp. of America	135,071
1,012	Reliance Steel & Aluminum Co.	67,363
1,617	Rock-Tenn Co., Class A	143,054
2,041	RPM International, Inc.	62,068
1,439	Scotts Miracle-Gro Co., Class A	63,763
3,317	Sensient Technologies Corp.	122,431
2,966	Silgan Holdings, Inc.	127,325
2,055	Sonoco Products Co.	65,301
8,345	Steel Dynamics, Inc.	127,426
1,884	Valspar Corp.	116,053
2,277	Worthington Industries, Inc.	64,533

		2,508,747

Real Estate Investment Trusts — 3.0%
334	Alexandria Real Estate Equities, Inc.	23,752
518	American Campus Communities, Inc.	23,433
476	BRE Properties, Inc.	23,126
347	Camden Property Trust	23,979
901	Corporate Office Properties Trust	23,304
1,590	Duke Realty Corp.	25,691
1,084	Equity One, Inc.	25,475
157	Essex Property Trust, Inc.	23,390
229	Federal Realty Investment Trust	24,302
686	Highwoods Properties, Inc.	25,042
383	Home Properties, Inc.	23,933
1,917	Hospitality Properties Trust	51,193
625	Liberty Property Trust	24,225
409	Macerich Co./The	24,600
1,763	Mack-Cali Realty Corp.	50,021
751	National Retail Properties, Inc.	25,880
1,899	Omega Healthcare Investors, Inc.	53,152
553	Potlatch Corp.	24,334
435	Rayonier, Inc.	24,281
554	Realty Income Corp.	25,311
966	Regency Centers Corp.	50,118
1,024	Senior Housing Properties Trust	25,690
300	SL Green Realty Corp.	24,496
297	Taubman Centers, Inc.	22,808
980	UDR, Inc.	23,380
943	Weingarten Realty Investors	28,888

		743,804

Telecommunication Services — 0.3%
1,019	Telephone & Data Systems, Inc.	23,317
1,844	TW Telecom, Inc. *	46,685

		70,002

See accompanying notes which are an integral part of these schedules of investments.

Shares		Value
Utilities — 9.9%
2,685	Alliant Energy Corp.	$128,028
4,522	Aqua America, Inc.	131,712
3,271	Atmos Energy Corp.	124,852
3,114	Black Hills Corp.	129,502
2,929	Cleco Corp.	129,753
5,828	Great Plains Energy, Inc.	127,234
4,671	Hawaiian Electric Industries, Inc.	126,082
2,747	IDACORP, Inc.	128,238
5,408	MDU Resources Group, Inc.	130,651
2,248	National Fuel Gas Co.	130,819
3,073	Northeast Utilities	127,550
6,503	NV Energy, Inc.	128,504
2,132	OGE Energy Corp.	123,438
10	Oneok, Inc.	450
5,875	PNM Resources, Inc.	131,951
5,367	Questar Corp.	126,190
3,516	UGI Corp.	125,952
3,888	Vectren Corp.	128,319
4,093	Westar Energy, Inc.	126,978
2,991	WGL Holdings, Inc.	126,125

		2,432,328

Total Common Stocks (Cost $19,515,068)		22,334,083

Exchange-Traded Funds — 0.2%
605	ProShares Ultra MidCap400 Fund	52,066

Total Exchange-Traded Funds (Cost $47,178)		52,066

Cash Equivalents — 11.6%
177,983	FOLIOfn Investment Cash Account, 0.010% (c)	177,983
2,656,756	FOLIOfn Investment Sweep Account, 0.010% (c)	2,656,756

Total Cash Equivalents (Cost $2,834,739)		2,834,739

Total Investments (Cost $22,396,985) — 102.9%		25,220,888

Liabilities in Excess of Other Assets — (2.9)%		(707,795)

Net Assets — 100.0%		$24,513,093

(a)	Shares round to less than a half of share.
(b)	Master Limited Partnership.
(c)	Rate disclosed is the annual percentage yield as of February 28, 2013.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

Cloud Capital Funds

Related Notes to the Schedules of Investments

February 28, 2013

(Unaudited)

Security Transactions and Related Income – The Cloud Capital Funds (“Funds”) follow industry practice and records security transactions on the trade date. The first in, first out (“FIFO”) method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Generally Accepted Accounting Principles in the United States of America (“GAAP”) establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and exchange-traded funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Fund determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Funds, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Cloud Capital Funds

Related Notes to the Schedule of Investments - continued

February 28, 2013

(Unaudited)

In accordance with the Trust’s good faith pricing guidelines, the Funds are required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by each Fund would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in each Funds opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or the Fund is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2013:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
Cloud Capital Strategic Large Cap Fund
Common Stocks
Consumer Discretionary	$4,652,362	$—	$—	$4,652,362
Consumer Staples	4,619,524	—	—	4,619,524
Energy	4,609,685	—	—	4,609,685
Financials	3,723,855	—	—	3,723,855
Health Care	4,550,692	—	—	4,550,692
Industrials	4,979,633	—	—	4,979,633
Information Technology	4,070,459	—	—	4,070,459
Materials	4,534,449	—	—	4,534,449
Real Estate Investment Trusts	769,303	—	—	769,303
Telecommunication Services	562,215	—	—	562,215
Utilities	4,563,314	—	—	4,563,314
Exchange-Traded Funds	168,096	—	—	168,096
Cash Equivalents	2,579,670	—	—	2,579,670

Total	44,383,257	—	—	44,383,257

Cloud Capital Strategic Mid Cap Fund
Common Stocks
Consumer Discretionary	2,676,800	—	—	2,676,800
Consumer Staples	2,317,859	—	—	2,317,859
Energy	2,468,575	—	—	2,468,575
Financials	1,693,352	—	—	1,693,352
Health Care	2,462,293	—	—	2,462,293
Industrials	2,603,663	—	—	2,603,663
Information Technology	2,356,660	—	—	2,356,660
Materials	2,508,747	—	—	2,508,747
Real Estate Investment Trusts	743,804	—	—	743,804
Telecommunication Services	70,002	—	—	70,002
Utilities	2,432,328	—	—	2,432,328
Exchange-Traded Funds	52,066	—	—	52,066
Cash Equivalents	2,834,739	—	—	2,834,739

Total	25,220,888	—	—	25,220,888

Cloud Capital Funds

Related Notes to the Schedule of Investments - continued

February 28, 2013

(Unaudited)

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities in included for this reporting period. The Funds did hold any derivative instruments during the reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the reporting period ended February 28, 2013.

At February 28, 2013, the net unrealized appreciation of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Cloud Capital Strategic Large Cap Fund	$40,779,444	$5,548,203	$(1,944,390)	$3,603,813
Cloud Capital Strategic Mid Cap Fund	23,757,456	3,295,299	(1,831,867)	1,463,432

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $1,274,371 for the Cloud Capital Strategic Large Cap Fund and $1,360,471 for the Cloud Capital Strategic Mid Cap Fund.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 4/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 4/29/13

By	/s/ Robert W. Silva
Robert W. Silva, Interim Treasurer and Principal Financial Officer

Date 4/29/13

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of April 29, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.